Employee benefits and KMP disclosures, Employee Benefits Expensed (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee benefit expense [Abstract]
Non-Executive Director fees	$ 565	$ 489	$ 883
Executive Director fees	732	402	0
Employee benefits expense	3,298	2,974	3,498
Share-based payments	2,063	2,034	682
Total employee benefit expense	$ 6,658	$ 5,899	$ 5,063